Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Leasehold improvements		$ 451	$ 449
Furniture, machinery and equipment		1,292	1,138
Computer Equipment And Software		406	400
Plant, property and equipment, Gross		2,149	1,987
Less: accumulated depreciation		(1,075)	(611)
Property, plant and equipment, net	$ 988	$ 1,074	$ 1,376